Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosures of stock-based compensation expense and related tax benefit recognized in income
The following table provides the stock-based compensation expense for awards under all employee plans, as well as the related tax benefit and excess tax benefit recognized in income, for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Share Units Plan		$31	$47	$28
Voluntary Incentive Deferral Plan (VIDP)		1	2	4
Stock option awards		8	12	11
Employee Share Investment Plan (ESIP)		23	20	21
Total stock-based compensation expense		$63	$81	$64
Income tax impacts of stock-based compensation
Tax benefit recognized in income		$16	$18	$14
Excess tax benefit recognized in income		$14	$10	$16

Assumptions used in valuation of stock-based compensation awards, other than stock options
The following table provides assumptions related to the fair values of PSU awards, and the weighted-average grant date fair values for units granted in 2022, 2021 and 2020:

Year of grant	2022	2021	2020
Assumptions
Stock price ($) (1)	153.81	133.36	125.82
Expected stock price volatility (%) (2)	25	24	17
Expected term (years) (3)	3.0	3.0	3.0
Risk-free interest rate (%) (4)	1.58	0.19	1.40
Dividend rate ($) (5)	2.93	2.46	2.30
Weighted-average grant date fair value ($)
ROIC	81.03	64.50	73.92
TSR	181.00	148.02	153.00
(1)Represents the closing share price on the grant date.
(2)Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(3)Represents the period of time that awards are expected to be outstanding.
(4)Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(5)Based on the annualized dividend rate.

Activity of stock option awards
The following table provides the activity of stock option awards during 2022, and for options outstanding and exercisable at December 31, 2022, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2021 (1)	3.6	$105.32	1.8	$18.69
Granted (2)	0.6	$152.84	0.6	$27.00
Forfeited/Cancelled	(0.3)	$143.40	(0.3)	$22.53
Exercised (3)	(0.6)	$93.55	N/A	N/A
Vested (4)	N/A	N/A	(0.6)	$17.57
Outstanding at December 31, 2022 (1)	3.3	$119.08	1.5	$21.96
Exercisable at December 31, 2022 (1)	1.8	$101.91	N/A	N/A
(1)Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)The grant date fair value of options granted in 2022 of $17 million ($27.00 per option) is calculated using the Black-Scholes option-pricing model. As at December 31, 2022, total unrecognized compensation cost related to all outstanding awards was $13 million and is expected to be recognized over a weighted-average period of 3.7 years.
(3)The total intrinsic value of options exercised in 2022 was $42 million (2021 - $42 million; 2020 - $47 million). The cash received upon exercise of options in 2022 was $61 million (2021 - $52 million; 2020 - $56 million) and the related excess tax benefit realized in 2022 was $2 million (2021 - $1 million; 2020 - $2 million).
(4)The grant date fair value of options vested in 2022 was $11 million (2021 - $12 million; 2020 - $12 million).

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration
The following table provides the number of stock options outstanding and exercisable as at December 31, 2022 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2022 at the Company's closing stock price of $160.84.

	Options outstanding				Options exercisable
	Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices	In millions			In millions	In millions		In millions
$ 47.30 - $ 95.00	0.6	2.6	$78.68	$48	0.6	$78.68	$48
$ 95.01 - $ 110.00	0.7	5.2	$102.69	40	0.6	$101.98	36
$ 110.01 - $ 130.00	0.9	6.6	$122.26	35	0.5	$120.36	19
$ 130.01 - $ 150.00	0.6	8.1	$138.57	13	0.1	$138.93	3
$ 150.01 - $ 170.81	0.5	9.1	$158.96	2	—	$155.92	—
Balance at December 31, 2022 (1)	3.3	6.3	$119.08	$138	1.8	$101.91	$106
(1)    Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. The weighted-average years to expiration of exercisable stock options was 4.9 years.

Assumptions used in valuation of stock option awards
The following table provides assumptions related to the fair values of stock option awards, and the weighted-average grant date fair values for units granted in 2022, 2021, and 2020:

Year of grant	2022	2021	2020
Assumptions
Grant price ($)	152.84	133.56	126.13
Expected stock price volatility (%) (1)	21	21	19
Expected term (years) (2)	5.6	5.8	5.7
Risk-free interest rate (%) (3)	1.72	0.48	1.26
Dividend rate ($) (4)	2.93	2.46	2.30
Weighted-average grant date fair value ($)	27.00	20.50	19.09
(1)    Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)    Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)    Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4) Based on the annualized dividend rate.
Disclosures regarding the employee share investment plan
The following table provides a summary of the activity related to the ESIP for the year ended December 31, 2022:

	ESIP
	Number of shares	Weighted-average share price
	In millions
Unvested contributions, December 31, 2021	0.2	$142.80
Company contributions	0.2	$154.01
Vested (1)	(0.2)	$142.34
Forfeited	(0.1)	$152.24
Unvested contributions, December 31, 2022 (2)	0.1	$154.12
(1)The total fair value of units purchased with Company contributions that vested in 2022 was $24 million (2021 - $17 million).
(2)As at December 31, 2022, total unrecognized compensation cost related to all outstanding units was $8 million and is expected to be recognized over the next 12 months.

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company's contributions for the years ended December 31, 2022, 2021 and 2020:

Year ended December 31,	2022	2021	2020
Number of participants holding shares	19,967	20,142	20,270
Total number of ESIP shares purchased on behalf of employees (millions)	1.0	1.1	1.1

Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options
The following table provides a summary of the activity related to PSU awards for the year ended December 31, 2022:

	PSU-ROIC (1)		PSU-TSR (2)
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	In millions		In millions
Outstanding at December 31, 2021	0.8	$69.84	0.4	$144.37
Granted	0.2	$81.03	0.1	$180.18
Settled (3)	(0.3)	$70.79	(0.1)	$128.22
Forfeited	—	$72.85	—	$160.82
Outstanding at December 31, 2022	0.7	$73.21	0.4	$160.40
Nonvested at December 31, 2021	0.5	$69.27	0.3	$150.59
Granted	0.2	$81.03	0.1	$180.18
Vested (4)	(0.2)	$73.92	(0.2)	$153.00
Forfeited	—	$72.85	—	$160.82
Nonvested at December 31, 2022	0.5	$72.78	0.2	$164.20
(1)The grant date fair value of equity settled PSUs-ROIC granted in 2022 of $20 million is calculated using a lattice-based valuation model. As at December 31, 2022, total unrecognized compensation cost related to all outstanding awards was $14 million and is expected to be recognized over a weighted-average period of 1.7 years.
(2)The grant date fair value of equity settled PSUs-TSR granted in 2022 of $23 million is calculated using a Monte Carlo simulation model. As at December 31, 2022, total unrecognized compensation cost related to all outstanding awards was $16 million and is expected to be recognized over a weighted-average period of 1.9 years.
(3)Equity settled PSUs-ROIC granted in 2019 met the minimum share price condition for settlement and attained a performance factor of 83%. Equity settled PSUs-TSR granted in 2019 attained a performance factor of 72%. In the first quarter of 2022, these awards were settled, net of the remittance of the participants' withholding tax obligation of $23 million, by way of disbursement from the Share Trusts of 0.2 million common shares.
(4)These awards are expected to be settled in the first quarter of 2023.

Voluntary Incentive Deferral Plan (VIDP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options
The following table provides a summary of the activity related to DSU equity awards for the year ended December 31, 2022:

	Equity settled
	DSUs (1)
	Units	Weighted-average grant date fair value
	In millions
Outstanding at December 31, 2021	0.5	$87.24
Granted	0.1	$159.13
Settled (2)	(0.3)	$83.28
Outstanding at December 31, 2022 (3)	0.3	$106.60
(1)The grant date fair value of equity settled DSUs granted is calculated using the Company's stock price on the grant date. As at December 31, 2022, the aggregate intrinsic value of all equity settled DSUs outstanding amounted to $51 million.
(2)For the year ended December 31, 2022 the shares purchased for the settlement of equity settled DSUs were net of the remittance of the participants' withholding tax obligation of $20 million.
(3)The total fair value of equity settled DSU awards vested, the number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period have not been quantified as they relate to a minimal number of units.